Stock-Based Compensation Plans - Assumptions Used in Black - Scholes Model for Each Grant (Details)	6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Stock-Based Compensation Plans
Expected volatility (%)	30.00%	30.80%
Risk-free rate (%)	3.70%	3.20%
Expected option life (years)	5 years	5 years